DEFERRED RD OBLIGATIONS - PARTICIPATION AGREEMENTS (Details)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Amount Funded	$ 2,985,000
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	50.00%
Warrants | shares	106,315
Revenue Share	44.775%
Minimum Payment Threshold	$ 984,000
Agreement 8
Amount Funded	$ 125,000
Date Of Funding	Aug. 24, 2020
Term	5
Exercise Price | $ / shares	$ 9.60
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	50.00%
Warrants | shares	4,688
Minimum Payment Threshold	$ 37,500
Revenue Share	1.875%
Agreement 9
Amount Funded	$ 150,000
Date Of Funding	Sept. 14, 2020
Term	5
Exercise Price | $ / shares	$ 9.60
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	50.00%
Warrants | shares	5,625
Revenue Share	2.25%
Minimum Payment Threshold	$ 45,000
Agreement 21
Amount Funded	$ 45,000
Date Of Funding	May 14,2021
Term	5
Exercise Price | $ / shares	$ 10.40
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	50.00%
Warrants | shares	1,688
Revenue Share	0.675%
Minimum Payment Threshold	$ 13,500
Agreement 10
Amount Funded	$ 50,000
Date Of Funding	Sept.15, 2020
Term	5
Exercise Price | $ / shares	$ 9.60
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	50.00%
Warrants | shares	1,875
Revenue Share	0.75%
Minimum Payment Threshold	$ 15,000
Agreement 11
Amount Funded	$ 50,000
Date Of Funding	Sept.15, 2020
Term	5
Exercise Price | $ / shares	$ 9.60
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	50.00%
Warrants | shares	1,875
Revenue Share	0.75%
Minimum Payment Threshold	$ 15,000
Agreement 12
Amount Funded	$ 300,000
Date Of Funding	Sept.25, 2020
Term	5
Exercise Price | $ / shares	$ 9.60
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	50.00%
Warrants | shares	5,625
Revenue Share	4.50%
Minimum Payment Threshold	$ 420,000
Agreement 13
Amount Funded	$ 500,000
Date Of Funding	Oct. 8, 2020
Term	5
Exercise Price | $ / shares	$ 9.60
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	40.00%
Warrants | shares	18,750
Revenue Share	7.50%
Minimum Payment Threshold	$ 150,000
Agreement 14
Amount Funded	$ 100,000
Date Of Funding	Oct. 4, 2020
Term	5
Exercise Price | $ / shares	$ 9.60
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	50.00%
Warrants | shares	3,750
Revenue Share	1.50%
Minimum Payment Threshold	$ 40,000
Agreement 18
Amount Funded	$ 40,000
Date Of Funding	Jan. 22, 2021
Term	5
Exercise Price | $ / shares	$ 11.20
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	50.00%
Warrants | shares	1,500
Revenue Share	0.60%
Minimum Payment Threshold	$ 12,000
Agreement 15
Amount Funded	$ 250,000
Date Of Funding	Oct. 4, 2020
Term	5
Exercise Price | $ / shares	$ 9.60
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	40.00%
Warrants | shares	9,375
Revenue Share	3.75%
Minimum Payment Threshold	$ 0
Agreement 16
Amount Funded	$ 50,000
Date Of Funding	Oct. 9, 2020
Term	5
Exercise Price | $ / shares	$ 9.60
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	40.00%
Warrants | shares	1,875
Revenue Share	0.75%
Minimum Payment Threshold	$ 15,000
Agreement 17
Amount Funded	$ 10,000
Date Of Funding	Dec. 16, 2020
Term	5
Exercise Price | $ / shares	$ 9.60
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	50.00%
Warrants | shares	375
Revenue Share	0.15%
Minimum Payment Threshold	$ 17,000
Agreement 19
Amount Funded	$ 40,000
Date Of Funding	Jan. 25, 2021
Term	5
Exercise Price | $ / shares	$ 11.20
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	50.00%
Warrants | shares	1,500
Revenue Share	0.60%
Minimum Payment Threshold	$ 12,000
Agreement 20
Amount Funded	$ 25,000
Date Of Funding	Jan. 27, 2021
Term	5
Exercise Price | $ / shares	$ 11.20
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	50.00%
Warrants | shares	938
Revenue Share	0.375%
Minimum Payment Threshold	$ 12,000
Agreement 1
Amount Funded	$ 100,000
Date Of Funding	April 13, 2020
Term	5
Exercise Price | $ / shares	$ 9.60
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	40.00%
Warrants | shares	3,750
Revenue Share	1.50%
Minimum Payment Threshold	$ 0
Agreement 2
Amount Funded	$ 150,000
Date Of Funding	April 13, 2020
Term	5
Exercise Price | $ / shares	$ 9.60
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	40.00%
Warrants | shares	5,625
Revenue Share	2.25%
Minimum Payment Threshold	$ 0
Agreement 3
Amount Funded	$ 150,000
Date Of Funding	April 13, 2020
Term	5
Exercise Price | $ / shares	$ 9.60
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	40.00%
Warrants | shares	5,625
Revenue Share	2.25%
Minimum Payment Threshold	$ 0
Agreement 4
Amount Funded	$ 250,000
Date Of Funding	May 7, 2020
Term	5
Exercise Price | $ / shares	$ 9.60
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	40.00%
Warrants | shares	9,375
Revenue Share	3.75%
Minimum Payment Threshold	$ 0
Agreement 5
Amount Funded	$ 275,000
Date Of Funding	June 1, 2020
Term	5
Exercise Price | $ / shares	$ 8.80
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	50.00%
Warrants | shares	10,313
Revenue Share	4.125%
Minimum Payment Threshold	$ 82,500
Agreement 6
Amount Funded	$ 225,000
Date Of Funding	June 3, 2020
Term	5
Exercise Price | $ / shares	$ 8.80
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	50.00%
Warrants | shares	8,438
Revenue Share	3.375%
Minimum Payment Threshold	$ 67,500
Agreement 7
Amount Funded	$ 100,000
Date Of Funding	July 8, 2020
Term	5
Exercise Price | $ / shares	$ 9.60
Buy-back Premium Percentage Pre-18 Mos.	40.00%
Buy-back Premium Percentage Post-18 Mos.	50.00%
Warrants | shares	3,750
Revenue Share	1.50%
Minimum Payment Threshold	$ 30,000